General and Administrative Expenditures	12 Months Ended
Dec. 31, 2025
General and Administrative Expenditures [Abstract]
GENERAL AND ADMINISTRATIVE EXPENDITURES
14.	General and administrative expenditures

For the year ended December 31,	2025	2024
Share-based compensation	$3,903	$3,998
Salaries and benefits	2,658	3,007
Office and other	1,127	1,139
Filing and regulatory fees	307	352
Professional fees	1,653	2,274
Professional fees – Royal Gold funding package	3,003	-
Marketing and travel	292	699
	$12,943	$11,469